Operating segments (Details) - Schedule of reported segment results of operation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating segments (Details) - Schedule of reported segment results of operation [Line Items]
Total revenues	$ 566,792	$ 480,325
Expenses	505,030	428,202
Operating income (loss)	61,762	52,123
Depreciation and amortization	19,795	19,837
Software services [Member]
Operating segments (Details) - Schedule of reported segment results of operation [Line Items]
Total revenues	99,374	95,589
Expenses	72,115	74,863
Operating income (loss)	27,259	20,726
Depreciation and amortization	10,321	10,619
IT professional services [Member]
Operating segments (Details) - Schedule of reported segment results of operation [Line Items]
Total revenues	467,418	384,736
Expenses	427,446	347,712
Operating income (loss)	39,972	37,024
Depreciation and amortization	9,102	8,846
Unallocated expense [Member]
Operating segments (Details) - Schedule of reported segment results of operation [Line Items]
Total revenues
Expenses	5,469	5,627
Operating income (loss)	(5,469)	(5,627)
Depreciation and amortization	$ 372	$ 372